BUSINESS COMBINATIONS - Pro Forma Results - 10K (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Increase (decrease) in cost of sales	$ 171.5		$ 161.3		$ 325.4	$ 303.6	$ 667.8	$ 668.3	$ 545.1
Increase (decrease) in goodwill impairment		$ 9.7					9.7	0.0	0.0
Increase (decrease) in acquisition and integration costs	$ 5.5		$ 4.7		$ 6.0	$ 5.9	8.0	6.4	25.4
The Colomer Group Participations, S.L. [Member]
Business Acquisition [Line Items]
Net sales									1,908.9
Income from continuing operations, before income taxes									135.2
Increase (decrease) in acquisition and integration costs				$ 3.8			$ 2.1	$ 6.4	25.4
The Colomer Group Participations, S.L. [Member] | Fair Value Adjustment to Inventory [Member]
Business Acquisition [Line Items]
Increase (decrease) in inventory									11.1
Increase (decrease) in cost of sales									8.5	$ 11.1
The Colomer Group Participations, S.L. [Member] | Fair Value Adjustment to Property, Plant and Equipment [Member]
Business Acquisition [Line Items]
Increase (decrease) in property, plant and equipment, and acquired finite-lived intangible assets									14.3
The Colomer Group Participations, S.L. [Member] | Other Acquisition Adjustments [Member]
Business Acquisition [Line Items]
Increase (decrease) in goodwill impairment									9.0
Increase (decrease) in acquisition and integration costs									25.8
Increase (decrease) in debt facility fees									3.6
Increase (decrease) in interest expense									$ 19.4